Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Accounts payable - trade	₩ 190,559	₩ 372,909
Derivative financial liabilities	321,136	375,160
Borrowings	407,185	2,138,922
Debentures	8,426,683	8,579,743
Lease liabilities	1,534,282	1,436,777
Accounts payable - other and others	5,524,692	6,051,550
Financial liabilities	16,404,537	18,955,061
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	321,025	333,099
Financial liabilities	321,025	333,099
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable - trade	190,559	372,909
Borrowings	407,185	2,138,922
Debentures	8,426,683	8,579,743
Lease liabilities	1,534,282	1,436,777
Accounts payable - other and others	5,524,692	6,051,550
Financial liabilities	16,083,401	18,579,901
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	111	42,061
Financial liabilities	₩ 111	₩ 42,061